Earnings per share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2023			2022
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,631,249	234,041,041	6.97	1,466,142	239,262,004	6.13
Net effect of dilutive stock options and PSUs[2]		3,661,040			3,605,441
Diluted	1,631,249	237,702,081	6.86	1,466,142	242,867,445	6.04
[1] During the year ended September 30, 2023, 6,302,646 Class A subordinate voting shares purchased for cancellation and 2,309,743 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (8,839,439 and 1,841,709, respectively during the year ended September 30, 2022).
[2] The calculation of the diluted earnings per share excluded nil stock options for the year ended September 30, 2023 (307,272 for the year ended September 30, 2022, as they were anti-dilutive).